THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.3%
	Shares	Value
COMMUNICATION SERVICES — 4.2%
Alphabet, Cl A	54,267	$10,413,838
Meta Platforms, Cl A	3,487	2,696,985
		13,110,823

CONSUMER DISCRETIONARY — 6.5%
Lowe's	39,342	8,795,691
TJX	91,295	11,368,966
		20,164,657

CONSUMER STAPLES — 8.9%
Coca-Cola	83,861	5,693,323
Costco Wholesale	15,451	14,518,378
PepsiCo	53,734	7,410,993
		27,622,694

ENERGY — 1.2%
Chevron	24,541	3,721,397

FINANCIALS — 19.6%
Aon PLC, Cl A	20,527	7,301,659
BlackRock Funding	12,257	13,556,364
JPMorgan Chase	51,974	15,396,778
Mastercard, Cl A	24,151	13,680,817
S&P Global	14,077	7,757,835
Visa, Cl A	8,602	2,971,733
		60,665,186

HEALTH CARE — 12.2%
Eli Lilly	7,556	5,591,969
Johnson & Johnson	51,305	8,451,985
McKesson	10,768	7,468,039
Medtronic	54,635	4,930,262
Stryker	16,475	6,470,227
Thermo Fisher Scientific	10,335	4,833,473
		37,745,955

INDUSTRIALS — 14.0%
Eaton	29,308	11,275,374
Honeywell International	56,080	12,469,388
RTX	98,516	15,523,166
Waste Management	17,682	4,052,007
		43,319,935

INFORMATION TECHNOLOGY — 28.2%
Accenture, Cl A	31,802	8,494,314
Apple	88,659	18,402,949
Microsoft	48,711	25,987,319
NVIDIA	56,876	10,116,534

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2025 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Oracle	77,661	$19,708,032
Texas Instruments	26,850	4,861,461
		87,570,609

MATERIALS — 2.0%
Air Products and Chemicals	21,508	6,191,723

UTILITIES — 2.5%
NextEra Energy	108,502	7,710,152

TOTAL COMMON STOCK
(Cost $134,597,412)		307,823,131

CASH EQUIVALENT(A) — 0.7%

SEI Daily Income Trust, Government Fund, Institutional Class, 4.230%
(Cost $2,069,440)	2,069,440	2,069,440
TOTAL INVESTMENTS — 100.0%
(Cost $136,666,852)		$309,892,571

Percentages are based on Net Assets of $309,836,992.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of July 31, 2025.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-4400

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